DEPOSITS - Additional Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Subclassifications of assets, liabilities and equities [abstract]
Amounts payable to those same lessors, totaling	R$ 1,508,054